Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll liabilities	$ 16,888	$ 11,869
Income and other taxes payable	5,064	3,205
Dividends payable	1,137	1,167
Accrued interest payable	1,331	856
Liabilities related to short-term rentals	2,678	730
Funding obligations	3,022	0
Earn-out at estimated fair value	1,571	0
Other	1,698	1,555
Accrued liabilities	$ 33,389	$ 19,382